Cover	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	true
Amendment Flag	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Bit Digital, Inc.
Entity Central Index Key	0001710350
Entity File Number	001-38421
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	33 Irving Place
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Country	US
Entity Address, Postal Zip Code	10003
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary shares, par value US$0.01 per share
Trading Symbol	BTBT
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	107,291,827
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Samir Tabar
Contact Personnel Email Address	sam@bit-digital.com
Entity Address, Address Line One	33 Irving Place
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Country	US
Entity Address, Postal Zip Code	10003
Entity Phone Fax Numbers [Line Items]
City Area Code	(212)
Local Phone Number	463-5121